Equity Instruments (Details 1) - Luoxis Diagnostics [Member]	12 Months Ended
Jun. 30, 2016 $ / shares shares
Number of Options
Number of Options, Beginning Balance	0
Number of Options, Granted	326,469
Number of Options, Exercised	0
Number of Options, Forfeited/Cancelled	(4,167)
Number of Options, Ending Balance	322,302
Number of Options Exercisable	139,798
Available for grant at June 30, 2016	511,032
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0
Weighted Average Exercise Price, Granted | $ / shares	18.01
Weighted Average Exercise Price, Exercised | $ / shares	0
Weighted Average Exercise Price, Forfeited/Cancelled | $ / shares	18.12
Weighted Average Exercise Price, Ending Balance | $ / shares	18.01
Weighted Average Exercise Price | $ / shares	$ 16.76
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding (in years)	9 years 3 months 29 days
Weighted Average Remaining Contractual Life, Excercisable (in years)	9 years 5 months 1 day